Income Tax Benefit/Expense (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Summary of Income (Loss) Before Income Taxes

Income (loss) before income taxes is summarized below:

	Year Ended December 31,
	2013	2012	2011
	(Dollars in Thousands)
United States	$32,136	$52,422	$(61,434)
Foreign	20,651	18,555	(3,978)

	$52,787	$70,977	$(65,412)

Summary of Income Tax Expense (Benefit)

Income tax expense (benefit) is summarized as follows:

	Year Ended December 31,
	2013	2012	2011
	(Dollars in Thousands)
Current:
United States:
Federal	$(3,658)	$7,791	$17,168
State	1,968	733	1,264
Foreign	14,599	9,518	15,176
Deferred:
United States:
Federal	10,720	15,612	(46,694)
State	2,820	4,296	1,864
Foreign	(841)	(4,071)	(3,545)

	$25,608	$33,879	$(14,767)

Schedule of Income Tax Reconciliation from Federal Income Tax Statutory Rate

Total income tax expense differs from the amount computed by multiplying income before income taxes by the U.S. federal income tax statutory rate. The reasons for this difference are as follows:

	Year Ended December 31,
	2013		2012		2011
	(Dollars in thousands)
	Amount	% of Pre-Tax Income	Amount	% of Pre-Tax Income	Amount	% of Pre-Tax Income
Computed Expected Tax Expense	$18,476	35%	$24,842	35%	$(22,894)	35%
Foreign Taxes	12,470	24%	13,171	19%	11,752	(17)%
Tax Effect Different From Statutory Rates	(8,920)	(17)%	(8,080)	(11)%	(1,571)	2%
State Taxes, net of federal benefit	4,099	8%	4,757	7%	2,689	(4)%
Foreign Tax Credits	(1,484)	(3)%	(1,867)	(3)%	(14,595)	22%
Kazakhstan Tax Settlement	—	—%	—	—%	(536)	1%
Change in Valuation Allowance	1,975	4%	(1,662)	(2)%	2,542	(4)%
Uncertain Tax Positions	2,472	5%	(6,642)	(9)%	3,647	(6)%
Permanent Differences	4,005	7%	5,477	8%	6,356	(10)%
Prior Year Return to Provision Adjustments	(6,268)	(12)%	4,057	5%	4,156	(6)%
Other	(1,217)	(2)%	(174)	(1)%	(829)	1%
Unremitted Foreign Earnings-Current Year Adjustment	—	—%	—	—%	(5,484)	8%

Actual Tax Expense	$25,608	49%	$33,879	48%	$(14,767)	22%

Components of Deferred Tax Assets and Liabilities

The components of the Company’s deferred tax assets and liabilities as of December 31, 2013 and 2012 are shown below:

	December 31,
	2013	2012
	(Dollars in Thousands)
Deferred tax assets
Current deferred tax assets:
Reserves established against realization of certain assets	$1,504	$1,634
Accruals not currently deductible for tax purposes	7,223	6,747
Other state deferred tax asset, net	990	361
Foreign Local Office	223	—

Gross current deferred tax assets	9,940	8,742
Current deferred tax valuation allowance	—	—

Net current deferred tax assets	9,940	8,742

Non-current deferred tax assets:
Federal net operating loss carryforwards	—	—
State net operating loss carryforwards	864	3,095
Other state deferred tax asset, net	1,909	914
Foreign Tax Credits	27,462	25,977
FIN 48	8,317	8,015
Foreign tax	18,499	5,838
Asset Impairment	48,743	56,190
Accruals not currently deductible for tax purposes	1,017	—
Deferred compensation	2,436	—
Other	—	71

Gross long-term deferred tax assets	109,247	100,100

Valuation Allowance	(6,827)	(4,805)

Net non-current deferred tax assets, net of valuation allowance	102,420	95,295

Net deferred tax assets	112,360	104,037

Deferred tax liabilities:
Non-current deferred tax liabilities:
Property, Plant and equipment	(32,505)	(19,139)
Accruals	—	(1,066)
Foreign tax local	(1,440)	—
Deferred Compensation	—	2,001
Other state deferred tax liability, net	(4,819)	(2,643)
Other	(3)	—

Gross non-current deferred tax liabilities	(38,767)	(20,847)

Net deferred tax asset	$73,593	$83,190

Reconciliation of Unrecognized Tax Benefits

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

In Thousands
Balance at January 1, 2013	$(10,030)
Additions based on tax positions taken during a prior period	(3,245)
Reductions related to settlement of tax matters	1,066
Reductions related to a lapse of applicable statute of limitations	—

Balance at December 31, 2013	$(12,209)

Open Tax Years by Major Tax Jurisdiction

The following describes the open tax years, by major tax jurisdiction, as of December 31, 2013:

Colombia	2008-present
Kazakhstan	2007-present
Mexico	2008-present
Papua New Guinea	2010-present
Russia	2010-present
United States — Federal	2011-present
United Kingdom	2010-present